Provisions (Tables)	6 Months Ended
Sep. 30, 2018
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Movements by Class of Provisions

The following table presents movements by class of provisions for the six months ended September 30, 2018.

	Provision for interest repayment	Other provisions	Total
	(In millions)
Balance at April 1, 2018	¥145,179	¥68,071 (1)	¥213,250
Additional provisions	—	2,762	2,762
Amounts used	(21,803)	(7,664)	(29,467)
Unused amounts reversed	—	(9,993)	(9,993)
Amortization of discount and effect of change in discount rate	(212)	77	(135)
Others	—	5	5

Balance at September 30, 2018	¥123,164	¥53,258	¥176,422

(1)

The balance of Other provisions at April 1, 2018 includes that of provisions for loan commitments which are calculated under IFRS 9. For additional information, refer to Note 2 “Summary of Significant Accounting Policies.”